CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	49,500,000	49,500,000	49,500,000
Common stock, shares issued	11,808,216	11,256,175	9,172,480
Common stock, shares outstanding	11,606,593	11,048,203	9,172,480